Other disclosures - Disclosure of foreclosed real estate assets (Details) - Foreclosed properties - Spain - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 1,842	€ 1,898
Construction and property development loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,658	1,699
Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	129	157
Completed Buildings | Residential
Disclosure of credit risk exposure [line items]
Loans and advances to customers	47	58
Completed Buildings | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	82	99
Buildings under construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	99	58
Buildings under construction | Residential
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Buildings under construction | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	99	58
Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,430	1,484
Land | Developed Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	297	347
Land | Other land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,133	1,137
Property assets from home purchase mortgage loans to households
Disclosure of credit risk exposure [line items]
Loans and advances to customers	151	162
Other foreclosed property assets
Disclosure of credit risk exposure [line items]
Loans and advances to customers	33	37
Gross carrying amount
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,101	4,258
Gross carrying amount | Construction and property development loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,705	3,843
Gross carrying amount | Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	439	481
Gross carrying amount | Completed Buildings | Residential
Disclosure of credit risk exposure [line items]
Loans and advances to customers	114	129
Gross carrying amount | Completed Buildings | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	325	352
Gross carrying amount | Buildings under construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	161	107
Gross carrying amount | Buildings under construction | Residential
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Gross carrying amount | Buildings under construction | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	161	107
Gross carrying amount | Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,105	3,255
Gross carrying amount | Land | Developed Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	663	776
Gross carrying amount | Land | Other land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,442	2,479
Gross carrying amount | Property assets from home purchase mortgage loans to households
Disclosure of credit risk exposure [line items]
Loans and advances to customers	322	334
Gross carrying amount | Other foreclosed property assets
Disclosure of credit risk exposure [line items]
Loans and advances to customers	74	81
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,259	2,360
Accumulated impairment | Construction and property development loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,047	2,144
Accumulated impairment | Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	310	324
Accumulated impairment | Completed Buildings | Residential
Disclosure of credit risk exposure [line items]
Loans and advances to customers	67	71
Accumulated impairment | Completed Buildings | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	243	253
Accumulated impairment | Buildings under construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	62	49
Accumulated impairment | Buildings under construction | Residential
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Accumulated impairment | Buildings under construction | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	62	49
Accumulated impairment | Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,675	1,771
Accumulated impairment | Land | Developed Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	366	429
Accumulated impairment | Land | Other land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,309	1,342
Accumulated impairment | Property assets from home purchase mortgage loans to households
Disclosure of credit risk exposure [line items]
Loans and advances to customers	171	172
Accumulated impairment | Other foreclosed property assets
Disclosure of credit risk exposure [line items]
Loans and advances to customers	41	44
Of which: Impairment losses since time of the foreclosure
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,672	1,746
Of which: Impairment losses since time of the foreclosure | Construction and property development loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,520	1,591
Of which: Impairment losses since time of the foreclosure | Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	271	282
Of which: Impairment losses since time of the foreclosure | Completed Buildings | Residential
Disclosure of credit risk exposure [line items]
Loans and advances to customers	57	60
Of which: Impairment losses since time of the foreclosure | Completed Buildings | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	214	222
Of which: Impairment losses since time of the foreclosure | Buildings under construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	48	35
Of which: Impairment losses since time of the foreclosure | Buildings under construction | Residential
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Of which: Impairment losses since time of the foreclosure | Buildings under construction | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	48	35
Of which: Impairment losses since time of the foreclosure | Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,201	1,274
Of which: Impairment losses since time of the foreclosure | Land | Developed Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	215	260
Of which: Impairment losses since time of the foreclosure | Land | Other land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	986	1,014
Of which: Impairment losses since time of the foreclosure | Property assets from home purchase mortgage loans to households
Disclosure of credit risk exposure [line items]
Loans and advances to customers	118	119
Of which: Impairment losses since time of the foreclosure | Other foreclosed property assets
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 34	€ 36